Use Of Judgements And Estimates	9 Months Ended
Sep. 30, 2021
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Use Of Judgements And Estimates
3. USE OF JUDGEMENTS AND ESTIMATES
In preparing these unaudited condensed consolidated interim financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities. Actual results may differ from these estimates.
The significant judgements made by management in applying the Group’s accounting policies and key sources of estimation uncertainty were the same as those described in the last annual consolidated financial statements of Arrival Luxembourg S.á r.l. except for:
Impairment testing
The Group on quarterly basis checks all impairment indicators in line with the requirements of IAS 36. For the nine months period ended September 30, 2021, it was identified that the right-of-use
assets of two of our leases needed to be impaired. Further information on the impairment of the leases is included in note 4.
The impairment of
right-of-use
asset of leases is carried out when the leased asset is not part of the Group’s existing two CGU’s and is evaluated for impairment on a standalone basis after considering the discounted cash inflows from subletting the asset. No other impairment was identified for any of the other non-financial
assets or cash generating unit (“CGU”).
The estimate of the recoverable amount, for purposes of performing the impairment test for the research and development cash generating units is done on the automotive cash generating unit (“AUTO CGU”) and charging solutions cash generating unit (“CS CGU”), was determined using a value-in-use
model for the period ended September 30, 2021, and was based on the following assumptions:
1) the expected future cash flows based on the current economic conditions and market trends for the period October 2021 to September 2026, 2) the net cash flows are discounted back to September 30, 2021, with an estimated weight average cost of capital of 12.80% (2020: 35%) and 3) terminal growth of 1.01% (2020: 2.5%).
For the year ended December 31, 2020, the Group’s WACC was estimated based on studies discussed in “Valuation and Dealmaking of Technology-Based Intellectual Property: Principles, Methods and Tools” as well as from the WACC of its main shareholder. Since then, Arrival became a listed entity and as such a further detailed analysis was performed based on market reference points. As mentioned in note 2, the Group revised its business plan. Based on the revised plan it now determined that the growth rate in its computation for its terminal value is 1.01% (2020: 2.5%).
Share based payments
The Company has issued equity-settled options with
non-market
conditions which are evaluated on every balance sheet date. These conditions consist of a) 50% of share options granted vest on the first anniversary of the participant’s start date, b) 25% of the share options vest subject to a production rate milestone and c) 25% of the share options vest subject to a contribution milestone.
In determining the value of the employee share scheme (see note 18), in 2020 it was estimated that 13.75% of employees will resign before the milestone dates are achieved. This estimate has been amended to 17% as of Q2 2021 and maintained during Q3 2021. In addition, as at December 31, 2020 it was estimated that the milestones would be reached in mid-2022.
These estimates have now been reassessed and it is now foreseen that the milestones will be reached in November 2022 (see note 17).
RSP Loans
Part of the share-based payments have been granted in the form of RSP loans maturing in 2030 and have been initially recognized at fair value. One of the assumptions to determine the valuation of these loans was the repayment date. Management has assumed redemption on the earliest date at which the shares are vested and saleable, being November 2021 for shares vested at grant and mid-2022
for shares subject to milestones as stated above. The dates of the expected satisfaction of the performance milestones were consistent with the assumptions adopted for the IFRS 2 analysis performed at the time. Following the change in the associated assumption, it is now expected all shares will vest in November 2022. In addition, management after consider the change in the exercise date of the options has revised its estimate which is determined based on the expected pattern of recovery of the loans. It is now expected that 10% of the loans will been repaid in 2022, 30% in 2023, 30% in 2024 and 30% in 2025. The change in fair value due to the change in estimate amounted to EUR 1,404,869 and it is presented within Finance Cost (see Note 16).
As described in Note 16, the Group has signed new loan agreements with some employees of the Group, in order to re-finance
the loans of the employees that were expiring in Q4 2021.
To determine the fair value of the loans management has used the following assumptions: 1) Redemption of loans: loans will be repaid at the maturity. 2) Risk free rate: The zero-coupon
German government bond with a maturity commensurate to the expected terms has been used. 3) Volatility of share price: 102%. 4) Initial savings at loan issue: OECD data for the United Kingdom, Germany and the USA regarding average household financial assets, average proportion of household financial assets that are cash or deposits and average wages as well as average loan value for the borrowers as a percentage of their salary have been used. 5) Annual increase in savings: management has also used the OECD data on average wages, average disposable income, average savings as a percentage
o
f disposable income and scaled up for the average loan value for the borrowers as a percentage of their salary.